Credit commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) facilities
Credit lines available:
Global credit facilities	$ 10,500
Other external	3,745
Total credit lines available	14,245
Less: Commercial paper outstanding	(5,811)
Less: Utilized credit	(1,444)
Available credit	$ 6,990
Number of global credit facilities | facilities	3
Consolidated net worth	$ 14,950
Minimum consolidated net worth required under credit facilities	9,000
Utilized credit	$ (1,444)
Cat Financial
Credit lines available:
Interest coverage ratio, numerator	2.05
Interest coverage ratio, denominator	1
Minimum interest coverage ratio required under credit facilities, numerator	1.15
Minimum interest coverage ratio required under credit facilities, denominator	1
Six-month leverage ratio, numerator	7.49
Six month leverage ratio, denominator	1
Year-end leverage ratio, numerator	7.93
Year-end leverage ratio denominator	1
Maximum leverage ratio permissible under credit facility, numerator	10
Maximum leverage ratio permissible under credit facility, denominator	1
Credit Facility
Credit lines available:
Global credit facilities	$ 10,500
Less: Utilized credit	0
Utilized credit	0
364-day facility expires in September 2016
Credit lines available:
Global credit facilities	$ 3,150
Duration of credit facility (in years or days)	364 days
Three-year facility expires in September 2018
Credit lines available:
Global credit facilities	$ 2,730
Duration of credit facility (in years or days)	3 years
Five-year facility expires in September 2020
Credit lines available:
Global credit facilities	$ 4,620
Duration of credit facility (in years or days)	5 years
Consolidated credit lines with banks
Credit lines available:
Other external	$ 3,750
Machinery, Energy & Transportation
Credit lines available:
Global credit facilities	2,750
Other external	176
Total credit lines available	2,926
Less: Commercial paper outstanding	0
Less: Utilized credit	(9)
Available credit	2,917
Utilized credit	(9)
Machinery, Energy & Transportation | Credit Facility
Credit lines available:
Global credit facilities	2,750
Machinery, Energy & Transportation | 364-day facility expires in September 2016
Credit lines available:
Global credit facilities	820
Machinery, Energy & Transportation | Three-year facility expires in September 2018
Credit lines available:
Global credit facilities	720
Machinery, Energy & Transportation | Five-year facility expires in September 2020
Credit lines available:
Global credit facilities	1,210
Financial Products
Credit lines available:
Global credit facilities	7,750
Other external	3,569
Total credit lines available	11,319
Less: Commercial paper outstanding	(5,811)
Less: Utilized credit	(1,435)
Available credit	4,073
Utilized credit	$ (1,435)